Leases - Lease Amounts Included in Consolidated Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease income—sales-type and direct financing leases
Sales-type lease selling price	$ 865	$ 1,280	$ 1,636
Less: Carrying value of underlying assets	(176)	(245)	(385)
Gross profit	689	1,034	1,251
Interest income on lease receivables	268	242	200
Total sales-type and direct financing lease income	958	1,276	1,451
Lease income—operating leases	60	93	116
Variable lease income	68	68	87
Total lease income	$ 1,085	$ 1,437	$ 1,653